Inventories - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory written down	$ 142,500	$ 329,154	$ 0	$ 0